provisions	6 Months Ended
Jun. 30, 2020
provisions
provisions

25   provisions

	Asset
	retirement	Employee-	Written put
(millions)	obligation	related	options	Other	Total
As at April 1, 2020	$497	$41	$182	$122	$842
Additions	—	10	—	75	85
Reversal	—	—	(70)	(2)	(72)
Use	(1)	(9)	(103)	(42)	(155)
Interest effect	4	—	—	—	4
Effects of foreign exchange, net	—	(1)	(6)	(1)	(8)
As at June 30, 2020	$500	$41	$3	$152	$696
As at January 1, 2020	$495	$64	$196	$123	$878
Additions	—	20	—	95	115
Reversal	—	—	(103)	(16)	(119)
Use	(2)	(43)	(104)	(51)	(200)
Interest effect	7	—	2	—	9
Effects of foreign exchange, net	—	—	12	1	13
As at June 30, 2020	$500	$41	$3	$152	$696
Current	$10	$35	$—	$38	$83
Non-current	490	6	3	114	613
As at June 30, 2020	$500	$41	$3	$152	$696

Asset retirement obligation

We establish provisions for liabilities associated with the retirement of property, plant and equipment when those obligations result from the acquisition, construction, development and/or normal operation of the assets. We expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur proximate to the dates these assets are retired.

Employee-related

The employee-related provisions are largely in respect of restructuring activities (as discussed further in Note 16(b)). The timing of the cash outflows in respect of the balance accrued as at the financial statement date is substantially short‑term in nature.

Written put options

In connection with certain business acquisitions, we have established provisions for written put options in respect of non-controlling interests. Provisions for written put options are determined based on the net present value of estimated future earnings results and require us to make key economic assumptions about the future. No cash outflows for the written put options are expected prior to their initial exercisability.

Other

The provisions for other include: legal claims; non-employee-related restructuring activities; contract termination costs and onerous contracts related to business acquisitions; and costs incurred in connection with the COVID-19 pandemic. Other than as set out following, we expect that the cash outflows in respect of the balance accrued as at the financial statement date will occur over an indeterminate multi-year period.

As discussed further in Note 29, we are involved in a number of legal claims and we are aware of certain other possible legal claims. In respect of legal claims, we establish provisions, when warranted, after taking into account legal assessments, information presently available, and the expected availability of recourse. The timing of cash outflows associated with legal claims cannot be reasonably determined.

In connection with business acquisitions, we have established provisions for contingent consideration, contract termination costs and onerous contracts acquired.